WARRANTY (Tables)	12 Months Ended
Oct. 28, 2018
Product Warranties Disclosures [Abstract]
Rollforward of accrued warranty obligation and deferred warranty revenue
The following table represents the rollforward of our accrued warranty obligation and deferred warranty revenue activity for the fiscal years ended October 28, 2018 and October 29, 2017 (in thousands):

	October 28, 2018	October 29, 2017
Beginning balance	$32,418	$33,122
Warranties sold	3,297	2,149
Revenue recognized	(2,656)	(2,323)
Cost incurred and other	(2,400)	(530)
Ending balance	30,659	32,418
Less: Current portion	7,005	7,082
Total warranty reserve, less current portion	$23,654	$25,336